Issued Capital, Equity Compensation, and Warrants - Additional Information (Details) $ / shares in Units, shares in Thousands		12 Months Ended
	Aug. 21, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Aug. 21, 2018 CAD ($)	Dec. 31, 2017 $ / shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility		$ 18,566,000		$ 929,000
Deferred financing costs		1,767,000		1,888,000
Accounts payable and accrued liabilities		$ 2,822,000		$ 3,546,000
Stock options granted | shares		90	90	3,085	3,085
Stock-based compensation expense		$ 4,616,000		$ 11,412,000
Weighted average exercise price of share options exercised			$ (1.59)		$ 2.22
Directors, Officers and Employees
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock options granted | shares		90	90
Restricted Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares		246	246	1,589	1,589
Restricted Share Units | Operating Expense
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units recorded as a share-based payments expense		$ 946,000		$ 6,989,000
Restricted Share Units | Cost of Sales
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units recorded as a share-based payments expense		2,000		89,000
Restricted Share Units | Inventory
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units recorded as a share-based payments expense		0		$ 1,000
Restricted Share Units | 2019
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units previously granted but not yet vested		214,000
Restricted Share Units | 2020
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units previously granted but not yet vested		$ 28,000
Deferred Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares		87	87	73	73
Fair value of shares granted		$ 497,000
Cashless Exercise Provision Stock Option Plan
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock-based compensation expense		3,189,000		$ 4,423,000
Weighted average exercise price of share options exercised			$ 5.52		$ 6.22
Cashless Exercise Provision Stock Option Plan | 2019
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of options granted but not yet vested		238,000
Cashless Exercise Provision Stock Option Plan | Cost of Sales
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock-based compensation expense		62,000		65,000
Cashless Exercise Provision Stock Option Plan | Inventory
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock-based compensation expense		$ 4,000		50,000
Performance Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares	699	699	699
Performance based restricted share units vesting description	All PSUs vest on the third anniversary of the grant date.
Fair value per PSUs granted	$ 4,030,000					$ 8,500
Rate of earnings on TSR during year 1	20.00%
Rate of earnings on TSR during year 2	20.00%
Rate of earnings on TSR during year 3	20.00%
Rate of earnings on TSR during 1-3 years	40.00%
Performance Share Units | Operating Expense
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units recorded as a share-based payments expense		$ 481,000		$ 0
Performance Share Units | 2019
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units previously granted but not yet vested		1,284,000
Performance Share Units | 2020
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units previously granted but not yet vested		1,284,000
Performance Share Units | 2021
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of share units previously granted but not yet vested		$ 820,000
Equity Incentive Plan
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Maximum percentage of outstanding common shares reserved for issuance		10.00%	10.00%
Maximum term for stock option granted		5 years	5 years
Equity Incentive Plan | Restricted Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares		246	246
Fair value of shares granted		$ 1,048,000
Accrued Liabilities Reduction | Equity Incentive Plan | Restricted Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares		197	197
Operating Expenses | Equity Incentive Plan | Restricted Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares		49	49
Ganfeng
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares issued | shares				15,000
Credit facility				$ 125,000,000
Percentage of offtake entitlement				80.00%	80.00%
Off-take agreements term				20 years	20 years
Ganfeng | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Percentage of interest required in issued capital to nominate one individual.				15.00%	15.00%
BCP Innovation Pte Ltd
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares issued | shares				10,000
Par value per share | $ / shares							$ 4.25
Gross proceeds from common share				$ 80,999,000	$ 106,000,000
Ganfeng and Bangchak Investment Agreements
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility				205,000,000
Financing costs related to the equity portion				1,755,000
Deferred financing costs		$ 1,767,000		1,767,000
Ganfeng and Bangchak Investment Agreements | Debt Issuance Costs
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Accounts payable and accrued liabilities		$ 73,000
Bangchak
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility				$ 80,000,000
Percentage of offtake entitlement				20.00%	20.00%
Off-take agreements term				20 years	20 years
Bangchak | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Percentage of interest required in issued capital to nominate one individual.				15.00%	15.00%